Investment Manager
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Adviser
   Western Asset Management Company
   Pasadena, CA

Board of Trustees
   John F. Curley, Jr., Chairman
   Edmund J. Cashman, Jr.
   Nelson A. Diaz
   Richard G. Gilmore
   Arnold L. Lehman
   Dr. Jill E. McGovern
   G. Peter O'Brien
   T. A. Rodgers
   Edward A. Taber, III

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA

Counsel
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

Independent Auditors
   Ernst & Young LLP
   Philadelphia, PA




   This report is not to be distributed unless preceded or accompanied by a prospectus.


                      Legg Mason Wood Walker, Incorporated
                    ---------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 . 539 . 0000

LMF-018
4/00




                               Semi-Annual Report
                               February 29, 2000



                                   Legg Mason
                                      Cash
                                    Reserve
                                     Trust


                            [LEGG MASON FUNDS LOGO]
                           The Art of Investing/SM/

To Our Shareholders,

  The Legg Mason Cash Reserve Trust now has nearly $1.9 billion invested in a diversified portfolio of high quality fixed income securities with relatively short maturities.

  As this letter is written on March 24, the Trust's annualized yield for the past 7 days is 5.18%* (an effective yield of 5.31% when the compounding effect of dividend reinvestments is included). The average weighted maturity of our portfolio is 54 days.

  A complete listing of the Trust's portfolio holdings at February 29, 2000, appears in this report. You will note that over 70% of the Trust's portfolio is invested in U.S. government agency securities and repurchase agreements fully secured by such securities.

  You may add to your Cash Reserve Trust account at any time by sending a check for $500 or more (made payable to Legg Mason Cash Reserve Trust) to:

                       Legg Mason Cash Reserve Trust
                       P.O. Box 1476
                       Baltimore, Maryland 21203-1476

  Please include your account number on any checks you send to us.


                                  Sincerely,



                                  /s/ John F. Curley
                                  __________________
                                  John F. Curley, Jr.
                                  Chairman

March 24, 2000



------------
*The yields shown here are for past periods and are not intended to indicate future performance. An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   Statement of Net Assets
   Legg Mason Cash Reserve Trust
   February 29, 2000 (Unaudited)
   (Amounts in Thousands)

                                                                             Rate          Maturity Date      Par        Value
   --------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 0.5%
   Americredit Automobile Receivables Trust                              6.04%                 2/5/01       $ 10,000   $ 10,000
                                                                                                                       --------
   Total Asset-Backed Securities (Identified Cost -- $10,000)                                                            10,000
   --------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit -- 2.1%
   Harris Bank                                                           5.85%                 4/4/00         20,000     20,000
   UBS AG Stamford Branch                                                5.70%                 7/10/00        10,000      9,999/A/
   Wilmington Trust                                                      5.70%                 7/13/00         9,000      9,000
                                                                                                                       --------
   Total Certificates of Deposit (Identified Cost -- $38,999)                                                            38,999
   --------------------------------------------------------------------------------------------------------------------------------
Commercial Paper -- 3.0%
   AT&T Corp.                                                            5.99%                 7/13/00         5,000      4,999/B,C/
   BMW US Capital Corporation                                            5.76%                 3/24/00         4,000      3,985
   DaimlerChrysler North America                                         5.81%                 3/23/00         8,000      7,972
   Merrill Lynch & Co., Inc.                                             5.86%                 3/14/00        10,000      9,979
   Motorola Credit Corporation                                           5.82%                 3/10/00        20,000     19,971
   Volkswagon America                                                    5.80%                 3/6/00         10,000      9,992
                                                                                                                       --------
   Total Commercial Paper (Identified Cost -- $56,898)                                                                   56,898
   --------------------------------------------------------------------------------------------------------------------------------
Corporate and Other Bonds -- 8.5%
   AT&T Capital Corporation                                              6.875%                1/16/01        10,000     10,013
   African Development Bank                                              9.30%                 7/1/00          4,300      4,350/A/
   American General Finance Corporation                                  7.25%                 4/15/00         3,000      3,005
   Associates Corporation North America                                  5.85% to 9.125%  4/1/00 to 1/15/01   15,000     15,000
   BankAmerica Corporation                                               9.75%                 7/1/00          4,000      4,044
   Chase Manhattan Corporation                                           10.125%               11/1/00        10,000     10,246
   DaimlerChrysler North America                                         5.806%                6/30/00        10,000      9,998/B/
   Fleet Financial Group                                                 7.125%                5/1/00         10,000     10,030
   Ford Motor Credit Company                                             6.375%                10/6/00        10,000      9,992
   GTE Corporation                                                       6.155%                6/12/00        10,000      9,998/B/
   International Leasing Finance Corporation                             7.00%                 5/15/00         2,500      2,509
   Monsanto Company                                                      6.00%                 7/1/00          4,000      4,003
   Morgan Stanley Dean Witter Discover                                   6.25%                 3/15/00         5,000      5,002
   Norwest Corporation                                                   6.00%                 3/15/00         2,500      2,501
   Quebec Province                                                       9.125%                3/1/00         10,000     10,000/A/
   Salomon Smith Barney Holdings Incorporated                            5.875% to 6.50%  2/1/01 to 3/1/00    25,000     24,923
   Wal-Mart Stores Inc.                                                  5.85% to 9.10%   6/1/00 to 7/15/00   14,000     14,034
   Walt Disney Company                                                   5.83%                 5/5/00         10,000      9,997
                                                                                                                       --------
   Total Corporate and Other Bonds (Identified Cost -- $159,645)                                                        159,645
   --------------------------------------------------------------------------------------------------------------------------------

                                                                             Rate          Maturity Date      Par        Value
   --------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes -- 12.3%
   Associates Corporation North America                                  6.32%                 6/16/00      $  4,000   $  4,007
   Beneficial Corporation                                                6.31% to 6.49%   7/18/00 to 9/27/00  10,000     10,020
   Chrysler Financial Corporation                                        5.25% to 5.95%   4/6/00 to 10/19/00  13,000     12,948
   Chrysler Financial Corporation                                        5.97%                 1/29/01         5,000      5,005/B/
   CIT Group Incorporated                                                5.85%                 5/26/00         6,000      5,996
   Credit Suisse First Boston Incorporated                               5.59%                 6/8/00         10,000      9,998/C/
   Eaton Corporation                                                     6.165%                4/17/00        10,000     10,000/B/
   Ford Motor Credit Company                                             7.60%                 3/29/00         5,000      5,009
   General Electric Capital Corporation                                  5.925% to 6.12%  5/1/00 to 8/15/00   20,180     20,186
   General Motors Acceptance Corporation                                 5.40% to 7.125%  5/10/00 to 2/26/01   8,000      7,942
   Heller Financial Incorporated                                         6.328%                2/2/01         10,000     10,016
   J.P. Morgan & Co. Incorporated                                        5.60%                 6/23/00        10,000     10,000
   John Deere Capital Corporation                                        5.729% to 6.27%  7/13/00 to 10/11/00 13,000     13,004
   Morgan Stanley Dean Witter Discover                                   5.89%                 3/20/00        20,000     20,000
   National Rural Utilities                                              6.141%                6/26/00         5,000      5,000/B/
   Norwest Corporation                                                   5.31% to 7.125%  3/31/00 to 10/15/00 15,000     15,007
   Sanwa Business Credit Corporation                                     6.50% to 6.54%   6/20/00 to 8/15/00  15,000     15,029/C/
   SBC Communications                                                    6.50%                 8/15/00        10,000     10,029
   Statoil                                                               6.25%                 10/10/00       10,000      9,979/A/
   TCI Communications Incorporated                                       6.46%                 3/6/00          1,000      1,000
   Texaco Capital Incorporated                                           5.11%                 5/3/00         10,000      9,999
   Textron Financial Corporation                                         6.098%                2/2/01         10,000     10,000/B,C/
   US Leasing Capital Corporation                                        5.79%                 1/23/01        10,000      9,931
                                                                                                                       --------
   Total Medium-Term Notes (Identified Cost -- $230,105)                                                                230,105
   --------------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 52.3%
   Fannie Mae                                                            4.98% to 5.82%   3/2/00 to 5/11/00  169,000    168,255
   Federal Agricultural Mortgage Corporation                             5.68%                 3/13/00        40,000     39,924
   Federal Home Loan Bank                                                5.14% to 5.82%   3/1/00 to 6/14/00  185,000    184,457
   Freddie Mac                                                           5.58% to 5.8%    3/7/00 to 4/25/00  489,005    486,902
   Sallie Mae                                                            5.62%                 3/20/00        30,000     29,911
   Tennessee Valley Authority                                            5.61% to 5.62%   3/16/00 to 3/27/00  70,000     69,768
                                                                                                                       --------
   Total U.S. Government and Agency Obligations (Identified Cost -- $979,217)                                           979,217
   --------------------------------------------------------------------------------------------------------------------------------

   Legg Mason Cash Reserve Trust

                                                                                                              Par        Value
   --------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements -- 20.1%
   J.P. Morgan Securities, Inc.
    5.75%, dated 2/29/00, to be repurchased at $159,518 on 3/1/00
    (Collateral: $141,475 Fannie Mae notes, 5.75% - 6.50%, due
    12/15/08 - 11/29/09, value $134,388; $30,465 Freddie Mac notes,
    6.00%, due 6/22/01, value $30,728)                                                                      $159,492   $  159,492
   Merrill Lynch Government Securities, Inc.
    5.77%, dated 2/29/00, to be repurchased at $216,698 on 3/1/00
    (Collateral: $224,990 Fannie Mae notes, 0% - 7.20%,
    due 11/30/00 - 1/15/30, value $221,161)                                                                  216,663      216,663
                                                                                                                       ----------
   Total Repurchase Agreements (Identified Cost -- $376,155)                                                              376,155
   --------------------------------------------------------------------------------------------------------------------------------
   Total investments, at amortized cost and value -- 98.8%                                                              1,851,019/D/
   Other assets less liabilities -- 1.2%                                                                                   22,426
                                                                                                                       ----------
   Net assets applicable to 1,873,388 shares outstanding -- 100.0%                                                     $1,873,445
                                                                                                                       ==========
   Net asset value per share                                                                                                $1.00
                                                                                                                            =====
   --------------------------------------------------------------------------------------------------------------------------------

   /A/ Yankee Bond or Certificate of Deposit -- Dollar-denominated bond or certificate of deposit issued in the U.S. by foreign entities.
   /B/ The rate of interest earned on this security is tied to the London
       Interbank Offered Rate (LIBOR). The coupon rate shown is the rate at February 29, 2000.
   /C/ Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
   /D/ Also represents cost for federal income tax purposes.

   See notes to financial statements.

 Statement of Operations
 Legg Mason Cash Reserve Trust
 For the Six Months Ended February 29, 2000
 (Amounts in Thousands) (Unaudited)

 -------------------------------------------------------------------------------------------------------
Investment Income:
 Interest                                                                                   $49,382
Expenses:
 Management fee                                                           $4,163
 Distribution fee                                                            892
 Transfer agent and shareholder servicing expense                            725
 Audit and legal fees                                                         45
 Custodian fee                                                               120
 Registration fees                                                            79
 Reports to shareholders                                                      59
 Trustees' fees                                                                7
 Other expenses                                                               16
                                                                          ------
  Total expenses                                                                              6,106
                                                                                            -------
 Net Investment Income                                                                       43,276
 Net Realized Gain/(Loss) on Investments                                                          0
 -------------------------------------------------------------------------------------------------------
 Change in Net Assets Resulting From Operations                                             $43,276
                                                                                            =======


                ----------------------------------------------


 Statement of Changes in Net Assets
 Legg Mason Cash Reserve Trust
 (Amounts in Thousands)


                                                                     For the Six           For the
                                                                     Months Ended        Year Ended
                                                                  February 29, 2000    August 31, 1999
 -------------------------------------------------------------------------------------------------------
                                                                     (Unaudited)
Change in Net Assets:
 Net investment income                                                $   43,276         $   70,120
 Net realized gain/(loss) on investments                                       0                 (2)
                                                                      ----------         ----------
 Change in net assets resulting from operations                           43,276             70,118
 Distributions to shareholders from net investment income                (43,276)           (70,120)
 Change in net assets from Trust share transactions                       96,225            354,610
                                                                      ----------         ----------
 Change in net assets                                                     96,225            354,608
Net Assets:
 Beginning of period                                                   1,777,220          1,422,612
 -------------------------------------------------------------------------------------------------------
 End of period                                                        $1,873,445         $1,777,220
                                                                      ==========         ==========

 See notes to financial statements.

Financial Highlights
Legg Mason Cash Reserve Trust


  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                          Investment Operations
                                                --------------------------------------
                                                                                         Distributions
                                  Net Asset                  Net Realized     Total           From      Net Asset
                                   Value,          Net           Gain          From           Net         Value,
                                  Beginning     Investment    (Loss) on     Investment     Investment     End of
                                  of Period       Income     Investments    Operations       Income       Period
--------------------------------------------------------------------------------------------------------------------
   Six Months Ended
     Feb. 29, 2000*                $1.00           $.02          --            $.02         $(.02)       $1.00
   Years Ended Aug. 31,
     1999                           1.00            .04        (Nil)            .04          (.04)        1.00
     1998                           1.00            .05         Nil             .05          (.05)        1.00
     1997                           1.00            .05         Nil             .05          (.05)        1.00
     1996                           1.00            .05         Nil             .05          (.05)        1.00
     1995                           1.00            .05         Nil             .05          (.05)        1.00
--------------------------------------------------------------------------------------------------------------------

                                                Ratios/Supplemental Data
                                  ------------------------------------------------------------
                                                                   Net                 Net
                                                                Investment           Assets,
                                                 Expenses         Income             End of
                                  Total         to Average      to Average           Period
                                  Return        Net Assets      Net Assets       (in millions)
----------------------------------------------------------------------------------------------
   Six Months Ended
     Feb. 29, 2000*               4.89%/A/        .69%/A/        4.85%/A/           $1,873
   Years Ended Aug. 31,
     1999                         4.46%           .75%           4.37%               1,777
     1998                         4.96%           .78%           4.86%               1,423
     1997                         4.84%           .75%           4.73%               1,343
     1996                         4.92%           .70%           4.81%               1,224
     1995                         5.08%           .71%           5.03%               1,153
----------------------------------------------------------------------------------------------

/A/ Annualized.

*   Unaudited.

See notes to financial statements.



                   -----------------------------------------


   Notes to Financial Statements
   Legg Mason Cash Reserve Trust
   (Amounts in Thousands) (Unaudited)

   -----------------------------------------------------------------------------
1. Significant Accounting Policies:

      The Legg Mason Cash Reserve Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The policies set forth below are in conformity with generally accepted accounting principles.

   Security Valuation

      Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

   Dividends to Shareholders

      Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, plus original issue and market discount earned, less amortization of market premium and accrued expenses. At February 29, 2000, dividends payable of $3,657 were accrued.

   -----------------------------------------------------------------------------
   Investment Transactions

      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

   Federal Income Taxes

      No provision for federal income or excise taxes is required since the Trust intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

   Use of Estimates

      Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Repurchase Agreements

      All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Trust's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Trust's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

3. Transactions With Affiliates:

      The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to this agreement, LMFA provides the Trust with management and administrative services, for which the Trust pays a fee at an annual rate ranging from 0.50% of the first $500 million of average daily net assets of the Trust to 0.40% of average daily net assets in excess of $2 billion. Management fees of $674 were payable to LMFA at February 29, 2000.

      Western Asset Management Company ("Adviser") serves as investment adviser to the Trust. The Adviser is responsible for the actual investment activity of the Trust. LMFA pays the Adviser a fee at an annual rate equal to 30% of the fee received by LMFA. For the six months ended February 29, 2000, the advisory fee was $1,249.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Trust. Legg Mason may receive an annual distribution fee of up to 0.15% of the Trust's average daily net assets. However, Legg Mason has agreed to limit such fees paid by the Trust to 0.10% indefinitely. Distribution and service fees of $142 were payable to LeggMason at February 29, 2000.

      Legg Mason also has an agreement with the Trust's transfer agent to assist it with certain of its duties. For this assistance, the transfer agent paid Legg Mason $296 for the six months ended February 29, 2000.

      The Adviser, LMFA and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

   -----------------------------------------------------------------------------
4. Trust Share Transactions:

      The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 29, 2000, net assets consisted of paid-in capital of $1,873,388 and accumulated net realized gain of $57. Since the Trust has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                         Reinvestment
                                             Sold      of Distributions    Repurchased   Net Change
------------------------------------------------------------------------------------------------------
Six Months Ended Feb. 29, 2000            $2,818,738       $41,595         $(2,764,108)   $ 96,225
Year Ended August 31, 1999                 5,305,974        67,169          (5,018,533)    354,610

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                          Specialty Funds:

Value Trust, Inc.                      Market Neutral Trust
Special Investment Trust, Inc.         Balanced Trust
Total Return Trust, Inc.               Financial Services Fund
American Leading Companies             Opportunity Trust
  Trust
Classic Valuation Fund
Focus Trust, Inc.
U.S. Small-Capitalization
  Value Trust


Global Funds:                          Taxable Bond Funds:

Global Income Trust                    U.S. Government Intermediate-Term
Europe Fund                              Portfolio
International Equity Trust             Investment Grade Income Portfolio
Emerging Markets Trust                 High Yield Portfolio


Tax-Free Bond Funds:                   Money Market Funds:

Tax-Free Intermediate-Term             U.S. Government Money Market
  Income Trust                           Portfolio
Maryland Tax-Free Income Trust         Cash Reserve Trust
Pennsylvania Tax-Free Income Trust     Tax Exempt Trust, Inc.

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

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